Short-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Short-term investments
	For the year ended
	December 31,	December 31,
Days to maturity	2019	2018
Less than 90 days	$1,754,302	$-
91 to 183 days	1,218,724	-
183 days to one year	808,486	3,900,000
	3,781,512	3,900,000